Registration No. 33-20313
As filed with the Securities and Exchange Commission on February 16, 1996

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /
                                                                  ----

                  Pre-Effective Amendment No.                    /    /

                  Post-Effective Amendment No.  12              / X  /
                                               -----            ----

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY   / X  /
                                                               ----
                                   ACT OF 1940

                  Amendment No.   15                            / X  /

                        (Check appropriate box or boxes)

                     TEMPLETON VARIABLE PRODUCTS SERIES FUND
               (Exact Name of Registrant as Specified in Charter)

     700 CENTRAL AVENUE, P.O. BOX 33030, ST. PETERSBURG, FLORIDA 33733-8030
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number: (813) 823-8712

                                Thomas M. Mistele
                               700 Central Avenue
                                 P.O. Box 33030
                       ST. PETERSBURG, FLORIDA 33733-8030
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X /     immediately upon filing pursuant to paragraph (b)

/  /     on    (DATE)    pursuant to paragraph (b)

/  /     60 days after filing pursuant to paragraph (a)(1)

/  / on    (DATE)    pursuant to paragraph (a)(1)

/  / 75 days after filing pursuant to paragraph (a)(2)

/  / on    (DATE)    pursuant to paragraph (a)(2) of rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, and filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1994 on February 28, 1995.

                     TEMPLETON VARIABLE PRODUCTS SERIES FUND

                              CROSS-REFERENCE SHEET
                              REQUIRED BY RULE 495
                        UNDER THE SECURITIES ACT OF 1933

ITEM NO.                                          CAPTION

                 PART A (FOR TEMPLETON DEVELOPING MARKETS FUND)

   1                                   Cover Page

   2                                   Not Applicable

   3                                   Financial Highlights-Not
                                       Applicable

   4                                   Investment Objectives and Policies;
                                       Description of Securities and
                                       Investment Techniques

   5                                   Management of the Trust

   6                                   Dividends and Distributions; Other
                                       Information

   7                                   Purchase of Shares; Net Asset Value

   8                                   Redemption of Shares

   9                                   Not Applicable

The prospectus for the Templeton Money Market Fund, International Fund, Bond Fund, Stock Fund and Asset Allocation Fund series is not affected by this Post-Effective Amendment and is included in Templeton Variable Products Series Fund Post-Effective Amendment No. 9 filed with the SEC on April 27, 1995.

                           PART B (STATEMENT OF ADDITIONAL INFORMATION FOR
                                       ALL SERIES)

  10                                    Cover Page

  11                                    Table of Contents

  12                                    General Information and History




ITEM NO.                                            CAPTION

  13                                     Investment Objectives and Policies


                           PART B (CONTINUED)


  14                                       Management of the Trust

  15                                       Principal Shareholders

  16                                        Investment Management and Other
                                            Services

  17                                        Brokerage Allocation

  18                                        Description of Shares; Other
                                            Information, Part A

  19                                        Purchase and Redemption of Shares;
                                            Net Asset Value

  20                                        Tax Status

  21                                        Purchase of Shares
                                            (Prospectus)

  22                                        Yield and Performance
                                            Information

  23                                        Not Applicable

[Franklin Templeton Logo]


                                             PROSPECTUS --  February 16, 1996

TEMPLETON VARIABLE PRODUCTS SERIES FUND
TEMPLETON DEVELOPING MARKETS FUND

-------------------------------------------------------

Templeton Developing Markets Fund (the 'Fund') is a diversified series of Templeton Variable Products Series Fund (the 'Trust'), an open-end, management investment company. Shares of the Fund are currently sold only to insurance company separate accounts ('Separate Accounts') to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the 'Contracts'). The Separate Accounts invest in shares of the Fund and other series of the Trust in accordance with allocation instructions received from owners of the Contracts. Such allocation rights are described further in the accompanying Prospectus for the Separate Accounts. This Prospectus sets forth concisely information about the Fund that a prospective investor ought to know before investing.

   ------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

A STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 15, 1996, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED IN ITS ENTIRETY BY REFERENCE IN AND MADE A PART OF THIS PROSPECTUS. THIS STATEMENT IS AVAILABLE WITHOUT CHARGE UPON REQUEST TO FRANKLIN TEMPLETON DISTRIBUTORS, INC., P.O. BOX 33030, ST. PETERSBURG, FLORIDA 33733-8030 OR BY CALLING THE FUND INFORMATION DEPARTMENT AT 1-800/DIAL BEN.


    ------------------------------------------------------------------------

SHARES OF THE FUND ARE AVAILABLE EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS AS AN INVESTMENT VEHICLE FOR VARIABLE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

                                                           PAGE

INVESTMENT OBJECTIVE AND
POLICIES................................................................3

INVESTMENT
TECHNIQUES..............................................................4

RISK
FACTORS.................................................................7

PURCHASE OF
SHARES..................................................................9

NET ASSET
VALUE...................................................................9

REDEMPTION OF
SHARES.................................................................10

EXCHANGES..............................................................10

MANAGEMENT OF THE TRUST................................................11

BROKERAGE COMMISSIONS..................................................12

DIVIDENDS AND
DISTRIBUTIONS..........................................................13

FEDERAL INCOME TAX
STATUS.................................................................13

OTHER
INFORMATION............................................................14

INVESTMENT OBJECTIVE AND POLICIES



The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities of issuers in countries having developing markets. It is currently expected that under normal conditions at least 65% of the Fund's total assets will be invested in developing market equity securities. The Fund and its investment manager, Templeton Asset Management Ltd. (the 'Investment Manager'), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective.

         The Fund considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Currently, the countries not included in this category include Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, Iceland, Luxembourg and Switzerland. In addition, as used in this Prospectus, developing market equity securities means (i) equity securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) equity securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such developing market countries or sales made in such developing market countries or (iii) equity securities of companies organized under the laws of, and with a principal office in, a developing market country. 'Equity securities,' as used in this Prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities and sponsored or unsponsored American Depositary Receipts ('ADRs'), European Depositary Receipts ('EDRs'), and Global Depositary Receipts ('GDRs') (collectively, 'Depositary Receipts'). Determinations as to eligibility will be made by the Investment Manager based on publicly available information and inquiries made to the companies. (See 'Risk Factors' for a discussion of the nature of information publicly available for non-U.S. companies.) The Fund will at all times, except during defensive periods, maintain investments in at least three countries having developing markets.

         The Fund seeks to benefit from economic and other developments in developing markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly the emerging market countries (such as Malaysia, Mexico and Thailand) which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries, although having relatively mature developing markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

         For capital appreciation, the Fund may invest up to 35% of its total assets in debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits, bankers' acceptances and structured investments) which are rated at least C by Moody's Investors Service, Inc. ('Moody's') or C by Standard & Poor's Corporation ('S&P') or unrated debt securities deemed to be of comparable quality by the Investment Manager. See 'Risk Factors.' As an operating policy, which may be changed by the Board of Trustees, the Fund will not invest more than 5% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P. Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible. For a description of debt securities ratings, see the Appendix to the SAI.

         The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e., 'leverage' its portfolio). In addition, the Fund may enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, and futures contracts and related options. When deemed appropriate by the Investment Manager, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading 'Investment Objective and Policies' in the SAI.

         When the Investment Manager believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See 'Investment Techniques--Temporary Investments.'

         The Fund does not emphasize short-term trading profits and usually expects to have an annual portfolio turnover rate not exceeding 50%.


         THE FUND IS SUBJECT TO INVESTMENT RESTRICTIONS THAT ARE DESCRIBED UNDER THE HEADING 'INVESTMENT RESTRICTIONS' IN THE STATEMENT OF ADDITIONAL INFORMATION. THOSE INVESTMENT RESTRICTIONS SO DESIGNATED ARE 'FUNDAMENTAL POLICIES' OF THE TRUST, WHICH MEANS THAT THEY MAY NOT BE CHANGED WITHOUT A MAJORITY VOTE OF SHAREHOLDERS OF THE FUND. WITH THE EXCEPTION OF THOSE RESTRICTIONS SPECIFICALLY IDENTIFIED AS FUNDAMENTAL, ALL INVESTMENT POLICIES AND PRACTICES DESCRIBED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION ARE NOT FUNDAMENTAL, MEANING THAT THE BOARD OF TRUSTEES MAY CHANGE THEM WITHOUT SHAREHOLDER APPROVAL.


                              INVESTMENT TECHNIQUES

The Fund is authorized to use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

TEMPORARY INVESTMENTS

For temporary defensive purposes, the Fund may invest up to 100% of its total assets in the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the United States or any foreign country: short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the Investment Manager; obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; and repurchase agreements with banks and broker-dealers with respect to such securities.

BORROWING

The Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers and banks portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.

OPTIONS ON SECURITIES OR INDICES

The Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on United States and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a call or put option to generate income, and will do so only if the option is 'covered.' This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains liquid assets with a value at least equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

The Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term of greater than one year. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

         The Fund will generally enter into forward contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to 'lock in' the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as 'cross-hedging.' The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, except the Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the ability to meet redemption requests. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

         The Fund may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

CLOSED-END INVESTMENT COMPANIES

Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. Subject to the 1940 Act, the Fund may invest in securities of closed-end investment companies. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the Fund acquires shares of closed-end investment companies, Shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

FUTURES CONTRACTS

For hedging purposes only, the Fund may buy and sell financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

    When the Fund enters into a futures contract, it must make an initial deposit, known as 'initial margin,' as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as 'variation margin,' to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or 'cover' its position in accordance with the 1940 Act. See 'Investment Objective and Policies--Futures Contracts' in the SAI. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options. The value of the underlying securities on which futures contracts will be written at any one time will not exceed 25% of the total assets of the Fund.

REPURCHASE AGREEMENTS

For temporary defensive purposes and for cash management purposes, the Fund may enter into repurchase agreements with U.S. banks and broker-dealers. Under a repurchase agreement the Fund acquires a security from a U.S. bank or a registered broker-dealer who simultaneously agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.

DEPOSITARY RECEIPTS

ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts.
Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

                                  RISK FACTORS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund; nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in currency valuations will affect the price of the Shares of the Fund. History reflects both decreases and increases in stock markets and currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

         The Fund has the right to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See 'Investment Objectives and Policies--Risk Factors' in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, some countries may withhold portions of interest and dividends at the source. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

         Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed  companies  than  in the  United  States.  There  is an  increased  risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of any of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under 'Investment Objectives and Policies--Risk Factors' in the SAI.

         Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

         Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

         Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

         The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as C by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. (See Appendix to SAI for a description of debt securities ratings.) As an operating policy, which may be changed by the Board of Trustees without Shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its Shareholders. See 'Investment Objectives and Policies--Debt Securities' in the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's. High-risk, lower quality debt securities, commonly referred to as 'junk bonds,' are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Investment Manager to insure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future. As a fundamental policy, the Fund will not invest more than 10% of its total assets (at the time of purchase) in defaulted debt securities, which may be illiquid.

         The Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

         Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

         Successful use of forward contracts, options and futures contracts are subject to special risk considerations and transaction costs. A liquid secondary market for forward contracts, options and futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract or option is based and movements in the securities or currency in the Fund's portfolio. Successful use of forward contracts, options and futures contracts is further dependent on the ability of the Investment Manager to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

         There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                               PURCHASE OF SHARES

Shares of the Fund are offered on a continuous basis at the net asset value of the Fund only to separate accounts of insurance companies to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts. Individuals may not purchase shares directly from the Fund. Please read the prospectus of the insurance company Separate Account for more information on the purchase of Fund Shares.

         In the event that the Trust serves as investment vehicle for both variable annuity and variable life insurance contracts, or for both variable life insurance contracts of an insurer and other variable contracts of an unaffiliated insurer, the Trust's Board of Trustees will monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners and/or between separate accounts of different insurers, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Trust due to differences in tax treatment, the management of investments, or other considerations.

                                 NET ASSET VALUE

The net asset value of the Shares of the Fund is determined as of the scheduled closing time of the New York Stock Exchange (NYSE) (generally 4:00 p.m., New York time) on each day the NYSE is open for trading. The net asset value is computed by dividing the value of the Fund's securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of shares outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded, or as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time), if that is earlier, and that value is then converted into its U.S. dollar equivalent at foreign exchange rates in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchanges rates may occur between the times at which they are determined and the close of the NYSE, and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Trustees. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the management and approved in good faith by the Board of Trustees.

         Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business in New York on each day on which the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every New York business day. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. The Fund calculates net asset value per Share, and therefore effects sales and redemptions of its Shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and if events occur which materially affect the value of these foreign securities, they will be valued at fair market value as determined by the management and approved in good faith by the Board of Trustees.

                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional Shares presented for redemption on any business day. Redemptions are effected at the per Share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the insurance company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. The Trust will redeem Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder. In consideration of the best interests of the remaining Shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Shares would ever be redeemed in kind. If Shares are redeemed in kind, however, the redeeming Shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

         Please refer to the prospectus of your insurance company's Separate Account for information on how to redeem from the Fund.

                                    EXCHANGES

Shares of the Fund may be exchanged for Shares of any other fund available as an investment option in a Separate Account. Exchanges are treated as a redemption of Shares of one fund and a purchase of Shares of the other fund and are effected at the respective net asset value per Share of each fund on the date of the exchange. Please refer to the prospectus of your insurance company's Separate Account for more information concerning exchanges.

                             MANAGEMENT OF THE TRUST

The Trust is managed by its Board of Trustees and all powers of the Trust are exercised by or under authority of the Board. Information relating to the Trustees and Officers is set forth under the heading 'Management of the Trust' in the Statement of Additional Information.

INVESTMENT MANAGER

The Investment Manager of Templeton Developing Markets Fund is Templeton Asset Management Ltd. - Hong Kong Branch, a Singapore corporation with offices at Two Exchange Square, Hong Kong. The Investment Manager manages the investment and reinvestment of the Fund's assets. The Investment Manager is an indirect wholly owned subsidiary of Franklin Resources, Inc. ('Franklin'). Through its subsidiaries, Franklin is engaged in various aspects of the financial services industry. The Investment Manager and its affiliates serve as advisers for a wide variety of public investment mutual funds and private clients in many nations. The Templeton organization has been investing globally over the past 52 years and, with its affiliates, provides investment management and advisory services to a worldwide client base, including over 4.3 million mutual fund shareholders, foundations, endowments, employee benefit plans and individuals. The Investment Manager and its affiliates have approximately 4,100 employees in the United States, Australia, Scotland, Germany, Hong Kong, Luxembourg, Bahamas, Singapore, Canada and Russia.

         The Investment Manager uses a disciplined, long-term approach to value oriented global and international investing. It has an extensive global network of investment research sources. Securities are selected for the Fund's portfolio on the basis of fundamental company-by-company analysis. Many different selection methods are used for different funds and clients and these methods are changed and improved by the Investment Manager's research on superior selection methods.

         The Investment Manager performs similar services for other funds and accounts and there may be times when the actions taken with respect to the Fund's portfolio will differ from those taken by the Investment Manager on behalf of other funds and accounts. Neither the Investment Manager and its affiliates, its officers, directors or employees, nor the officers and Trustees of the Trust are prohibited from investing in securities held by the Fund or other funds and accounts which are managed or administered by the Investment Manager to the extent such transactions comply with the Trust's Code of Ethics. Please see 'Investment Management and Other Services--Investment Management Agreement,' in the SAI for further information on securities transactions and a summary of the Trust's Code of Ethics.

         The Investment Manager does not furnish any other services or facilities for the Fund, although such expenses are paid by some investment advisers of other investment companies. As compensation for these services, the Fund pays the Investment Manager a monthly fee, equal on an annual basis to 1.25% of its average daily net assets during the year. The fee paid by the Fund is higher than the advisory fees paid by most other U.S. investment companies primarily because investing in equity securities in developing markets, which are not widely followed by professional analysts, requires the Investment Manager to invest additional time and incur added expense in developing specialized resources, including research facilities. THE FUND'S INVESTMENT MANAGER HAS AGREED IN ADVANCE TO REDUCE ITS FEE TO THE EXTENT NECESSARY TO LIMIT THE TOTAL EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) OF THE FUND TO AN ANNUAL RATE OF 1.70% OF THE FUND'S AVERAGE DAILY NET ASSETS UNTIL MAY 1, 1997. IF SUCH FEE REDUCTION IS INSUFFICIENT TO LIMIT THE FUND'S TOTAL EXPENSES TO 1.70% OF AVERAGE DAILY ASSETS, THE FUND'S BUSINESS MANAGER HAS AGREED TO REDUCE ITS FEE AND, TO THE EXTENT NECESSARY, ASSUME OTHER FUND EXPENSES, SO AS TO SO LIMIT THE FUND'S TOTAL EXPENSES. The Fund's Investment Manager has agreed to reduce its fee to the extent necessary to limit the total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Fund to an annual rate of 1.70% of the Fund's average daily net assets until May 1, 1997. If such fee reduction is insufficient to limit the Fund's total expenses to 1.70% of average daily net assets, the Fund's Business Manager has agreed to reduce its fee and, to the extent necessary, assume other Fund expenses, so as to limit the Fund's total expenses. The Fund also pays its own operating expenses, including: (1) its pro rata portion of the fees and expenses of the Trust's disinterested Trustees; (2) interest expenses; (3) taxes and governmental fees; (4) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (5) the expenses of registering and qualifying its Shares for sale with the SEC; (6) expenses of its independent public accountants and legal counsel; (7) insurance premiums; (8) fees and expenses of the Custodian and any related services; (9) expenses of obtaining quotations of portfolio securities and of pricing Shares; (10) its pro rata portion of the expenses of maintaining the Trust's legal existence and of Shareholders' meetings; (11) expenses of preparation and distribution to existing Shareholders of periodic reports, proxy materials and prospectuses; and (12) fees and expenses of membership in industry organizations.

         Dr. J. Mark Mobius, Managing Director of the Investment Manager, is the principal portfolio manager of the Fund. Prior to joining the Templeton organization in 1987, Dr. Mobius was president of the International Investment Trust Company Limited (investment manager of Taiwan, R.O.C. Fund) (1986-1987) and a director of Vickers da Costa, Hong Kong (an international securities firm) (1983-1986). Dr. Mobius began working in Vickers da Costa's Hong Kong office in 1980 and moved to Taiwan in 1983 to open the firm's office there and to direct operations in India, Indonesia, Thailand, the Philippines, and Korea. Before joining Vickers da Costa, Dr. Mobius operated his own consulting firm in Hong Kong from 1970 until 1980. Prior to 1970, Dr. Mobius was a research scientist for Monsanto Overseas Enterprises Company in Hong Kong and the American Institute for research in Korea and Thailand. Dr. Mobius holds Bachelors and Masters degrees from Boston University and received his Ph.D. in economics and political science in 1964 from Massachusetts Institute of Technology. Messrs. Allan Lam and Tom Wu, Vice Presidents of the Investment Manager, will exercise secondary portfolio management responsibilities with respect to the Fund. Mr. Lam holds a BA in accounting from Rutgers University. Prior to joining the Templeton organization in 1987, Mr. Lam worked as an auditor with two international accounting firms in Hong Kong: Deloitte Haskins & Sells CPA and KPMG Peat Marwick CPA. Mr. Wu holds a Bachelor of Social Sciences degree in economics from the University of Hong Kong and an MBA in finance from the University of Oregon. Prior to joining the Templeton organization in 1987, Mr. Wu worked as an investment analyst, specializing in Hong Kong companies, with Vickers da Costa.

         Further information concerning the Investment Manager, including the services it renders and its selection of brokers to execute portfolio transactions, is included under the heading 'Investment Management and Other Services' in the Statement of Additional Information.

BUSINESS MANAGER

Templeton Funds Annuity Company, P.O. Box 33030, St. Petersburg, Florida 33733-8030, telephone (800) 774-5001 or (813) 823-8712, provides certain administrative facilities and services for the Trust, including payment of salaries of officers, preparation and maintenance of books and records, daily pricing of the Fund's investment portfolio, preparation of tax reports, preparation of financial reports, and monitoring compliance with regulatory requirements. For its services, the Business Manager receives a fee equivalent on an annual basis to 0.15% of the combined average daily net assets of the Fund and other funds of the Trust, reduced to 0.135% of such assets in excess of $200,000,000, to 0.10% of such assets in excess of $700,000,000, and to 0.075%
of such assets in excess of $1,200,000,000.

DISTRIBUTOR

Shares  of the  Trust  are  distributed  through  Franklin  Templeton
Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida 33733-8030, toll free telephone (800) 292-9293.

                              BROKERAGE COMMISSIONS

The Trust's brokerage policies are described under the heading 'Brokerage Allocation' in the Statement of Additional Information. The Trust's brokerage policies provide that the receipt of research services from a broker is a factor which may be taken into account in allocating securities transactions as long as the prices and execution provided by the broker equal the best available within the scope of the Trust's brokerage policies.

                           DIVIDENDS AND DISTRIBUTIONS

The Fund normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains.

         Any distributions made by the Fund will be automatically reinvested in additional Shares of the Fund, unless an election is made on behalf of a Shareholder to receive distributions in cash. Dividends or distributions by the Fund will reduce the per share net asset value by the per share amount so paid.

                            FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the 'Code'). The Fund so qualifying generally will not be subject to federal income taxes on amounts distributed to Shareholders. In order to qualify as a regulated investment company, the Fund must, among other things, meet certain source of income requirements. In addition, the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

         Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the Statement of Additional Information for more information about this tax and its applicability to the Fund.

         Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the Shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the Shares. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the Prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

         To comply with regulations under Section 817(h) of the Code the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as a U.S. Government security for this purpose.

         The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

         In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the Shares of the Funds underlying the Separate Account.

                                OTHER INFORMATION

CAPITALIZATION

The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of six separately managed funds. The Board of Trustees may establish additional funds in the future. The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.01 each. When issued, Shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

         Unlike the stockholder of a corporation, Shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

VOTING RIGHTS

Shareholders of the Trust are given certain voting rights. Each Share of the Fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. In accordance with current applicable law, the Separate Account, as Shareholder of the Trust, is required to vote the Shares of the Trust at any regular and special meeting of the Shareholders of the Trust in accordance with instructions received from owners of the variable contracts. See the Prospectus for the Variable Contract for more information regarding the pass-through of these voting rights.

         Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for the Fund, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding Shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding Shares or other voting interests of the Trust. The Trust is required to assist in Shareholders' communications. In accordance with current laws, an insurance company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote Shares or other voting interests in the separate account in proportion to the voting instructions received.

         For more information on the Trust, the Fund, and its investment activity and concurrent risks, a Statement of Additional Information may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030 -- toll free telephone (800) 774-5001 or (813) 823-8712.

PERFORMANCE INFORMATION

The Fund may include its total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Fund will not be advertised unless accompanied by comparable performance information for a separate account to which the Fund offers its Shares.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years (or up to the life of the Fund), will reflect the deduction of the maximum initial sales charge and deduction of a proportional share of Fund expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid. Total return may be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. Quotations of yield or total return for the Fund will not take into account charges and deductions against any separate account to which the Fund's Shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a separate account will take such charges into account. For a description of the methods used to determine total return for the Fund, see 'Performance Information' in the Statement of Additional Information.

STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports (containing financial statements audited by independent auditors and additional information regarding the Fund's performance) and semi-annual reports (containing unaudited financial statements) will be sent to Shareholders each year. Additional copies may be obtained, without charge, upon request to the Business Manager.

                     TEMPLETON VARIABLE PRODUCTS SERIES FUND


        THIS STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 16, 1996,
         IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE

         PROSPECTUS OF TEMPLETON MONEY MARKET FUND, TEMPLETON BOND FUND,
            TEMPLETON STOCK FUND, TEMPLETON ASSET ALLOCATION FUND AND

       TEMPLETON INTERNATIONAL FUND DATED MAY 1, 1995, AND THE PROSPECTUS OF TEMPLETON DEVELOPING MARKETS FUND DATED FEBRUARY 16, 1996, AS EACH

         PROSPECTUS IS AMENDED FROM TIME TO TIME, WHICH MAY BE OBTAINED
      WITHOUT CHARGE UPON REQUEST TO FRANKLIN TEMPLETON DISTRIBUTORS, INC.,
                       700 CENTRAL AVENUE, P.O. BOX 33030,
                       ST. PETERSBURG, FLORIDA 33733-8030
                      TOLL FREE TELEPHONE: (800) 292-9293.

                                TABLE OF CONTENTS

General Information and History...........................  1
Investment Objectives and Policies........................  1
 -Investment Policies.....................................  1
 -Debt Securities ......................................... 2
 -Futures Contracts.......................................  3
 -Foreign Currency Hedging
   Transactions ..........................................  4
 -Options on Securities or Indices........................  6
 -Stock Index Futures Contracts...........................  8
 -Structured Investments.................................  10
 -Risk Factors...........................................  11
Investment Restrictions................................... 17
Trading Policies.......................................... 20
 -Personal Securities Transactions........................ 20
Management of the Trust................................... 20
Trustee Compensation...................................... 27
Principal Shareholders.................................... 28
Investment Management and Other
  Services................................................ 29



 -Investment Management Agreements........................ 29
 -Management Fees......................................... 31
 -The Investment Managers................................. 32
 -Business Manager........................................ 32
 -Custodian............................................... 34
 -Legal Counsel........................................... 34
 -Independent Accountants................................. 34
 -Reports to Shareholders................................. 34
Brokerage Allocation...................................... 35
 -Portfolio Turnover...................................... 38

Purchase, Redemption and Pricing
  of Shares............................................... 38
Tax Status................................................ 40
Description of Shares..................................... 44
Yield and Performance

  Information............................................. 45
Financial Statements...................................... 50
Appendix - Corporate Bond, Preferred

  Stock and Commercial Paper Ratings....................... i

                         GENERAL INFORMATION AND HISTORY

         Templeton Variable Products Series Fund (the "Trust") was organized as a Massachusetts business trust on February 25, 1988 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end diversified management investment company. The Trust currently has six series of Shares:
Templeton Money Market Fund, Templeton Bond Fund, Templeton Stock Fund, Templeton Asset Allocation Fund, Templeton Developing Markets Fund and Templeton International Fund (collectively, the "Funds"). Shares of the Funds are sold only to insurance company separate accounts to serve as the investment vehicle for certain variable annuity and life insurance contracts. Not all of the Funds are available as an investment vehicle for all contracts. Please refer to the contract prospectus for information concerning the availability of the Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

         INVESTMENT POLICIES. The investment objective and policies of each Fund are described in the Prospectus under the heading
"Investment Objectives and Policies."

         DEBT SECURITIES. Templeton Developing Markets Fund may invest in debt securities which are rated at least C by Moody's Investors Service, Inc. ("Moody's") or C by Standard & Poor's Corporation ("S&P") or unrated debt securities deemed to be of comparable quality by the Fund's Investment Manager. As an operating policy, the Fund will invest no more than 5% of its assets in debt securities rate lower than Baa by Moody's or BBB by S&P. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities general increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

         Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid.

         Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

         Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

         FUTURES CONTRACTS.  Templeton Bond, Asset Allocation,
International and Templeton Developing Markets Funds may purchase and sell financial futures contracts. Currently, futures contracts are available on several types of fixed-income securities including: U.S. Treasury bonds, notes and bills, commercial paper, and certificates of deposit.

         As long as required by regulatory authorities, Templeton Bond, Asset Allocation, International and Developing Markets Funds will limit their use of futures contracts to hedging transactions in order to avoid being a commodity pool. For example, they might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Funds' securities or the price of the securities which the Funds intend to purchase. The Funds' hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the Funds' exposure to interest rate fluctuations, they may be able to hedge their exposure more effectively and perhaps at a lower cost by using futures contracts.

         At the time a Fund purchases or sells a futures contract, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Funds pay or receive cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, a Fund will mark to market its open futures positions. In addition, the Fund must deposit in a segregated account additional cash or high quality debt securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.

         Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

         FOREIGN  CURRENCY  HEDGING  TRANSACTIONS.  In order  to  hedge  against foreign currency exchange rate risks, Templeton Bond, Asset Allocation and Developing Markets Funds may enter into forward foreign currency exchange contracts, as well as purchase put or call options on foreign currencies. In addition, for hedging purposes only, Templeton Bond, Asset Allocation, International and Developing Markets Funds may enter into foreign currency futures contracts, as described below. The Funds may also conduct their foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         A Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. This second investment practice is generally referred to as "cross-hedging." Because in connection with a Fund's forward foreign currency transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, a Fund will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, a Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.

         Templeton Bond, Asset Allocation and Developing Markets Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

         Templeton Bond, Asset Allocation, International and Developing Markets Funds may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a Fund's portfolio securities or adversely affect the prices of securities that a Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the ability of a Fund's Investment Manager to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

         OPTIONS ON SECURITIES OR INDICES. Templeton Developing Markets Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on United States and foreign exchanges and in the over-the-counter markets.1

         An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to received from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Templeton Developing Markets Fund may write a call or put option only if the option is "covered". A call option on a security written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also "covered" if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or high grade U.S. Government securities in a segregated account with its custodian. A put option on a security written by the Fund is "covered" if the Fund maintains cash or fixed income securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put
--------
1 ALL OPTION TRANSACTIONS ENTERED INTO BY THE FUND WILL BE TRADED ON A RECOGNIZED EXCHANGE, OR WILL BE CLEARED THROUGH A RECOGNIZED FORMAL CLEARING ARRANGEMENT.

held is equal to or greater than the exercise price of the put written.

         Templeton Developing Markets Fund will cover call options on stock indices that it writes by owning securities whose price changes, in the opinion of its Investment Manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rule so the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices that it writes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

         Templeton Developing Markets Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on indices or securities will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

         Templeton Developing Markets Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

         Templeton Developing Markets Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of wither buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

         STOCK INDEX FUTURES CONTRACTS. Templeton Stock, Asset Allocation, Developing Markets and International Funds may buy and sell index futures contracts with respect to any stock index, and Templeton Bond Fund may buy and sell index futures contracts with respect to any bond index traded on a recognized stock exchange or board of trade. The Funds may invest in index futures contracts for hedging purposes only, and not for speculation. A Fund may engage in such transactions only to an extent that the total contract value of the futures contracts do not exceed 20% of the Fund's total assets at the time when such contracts are entered into. Successful use of stock index futures is subject to the ability of Templeton Investment Counsel, Inc. (the Investment Manager of Templeton Stock Fund, Templeton Asset Allocation Fund, and Templeton International Fund), Templeton Asset Management Ltd. (the Investment Manager of Templeton Developing Markets Fund) and the Templeton Global Bond Managers division of Templeton Investment Counsel, Inc. (the Investment Manager of Templeton Bond Fund and Templeton Money Market Fund)(collectively, the "Investment Managers") to predict correctly movements in the direction of the stock markets. No assurance can be given that the Investment Manager's judgment in this respect will be correct.

         A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index. For example, the Standard & Poor's Stock Index ("S&P 500 Index" or "Index") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns a relative weighing to the value of one share of each of these 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on the future date, the Fund will lose $2,000 (500 units x loss of $4).

         During or in anticipation of a period of market appreciation, Templeton Stock Fund, Templeton Asset Allocation Fund, Templeton International Fund or Templeton Developing Markets Fund may enter into a "long hedge" of common stock which it proposes to add to its portfolio by purchasing stock index futures for the purpose of reducing the effective purchase price of such common stock. To the extent that the securities which a Fund proposes to purchase change in value in correlation with the stock index contracted for, the purchase of futures contracts on that index would result in gains to the Fund which could be offset against rising prices of such common stock.

         During or in anticipation of a period of market decline, Templeton Stock Fund, Templeton Asset Allocation Fund, Templeton International Fund or Templeton Developing Markets Fund may "hedge" common stock in its portfolio by selling stock index futures for the purpose of limiting the exposure of its portfolio to such decline. To the extent that a Fund's portfolio of securities changes in value in correlation with a given stock index, the sale of futures contracts on that index could substantially reduce the risk to the portfolio of a market decline and, by so doing, provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs.

         STRUCTURED INVESTMENTS. Included among the issuers of debt securities in which the Funds (except Templeton Money Market Fund) may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which such Funds anticipate investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

         Such Funds are permitted to invest in a class of Structured Investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments. Although a Fund's purchase of subordinated Structured Investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing activities.

         Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act. Structured Investments are typically sold in private placement transactions, and there currently is not an active trading market for Structured Investments. To the extent such investments are illiquid, they will be subject to the Fund's restrictions on investments in illiquid securities.

         RISK FACTORS.  Templeton  Bond Fund,  Templeton  Stock Fund,  Templeton
Asset Allocation Fund, Templeton International Fund and Templeton Developing Markets Fund have the right to purchase securities in any foreign country, developed or developing, if they are listed on an exchange, as well as a limited right to purchase such securities if they are unlisted. Investors should consider carefully the risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

         Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Funds could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in

Eastern European countries.  Finally, even though certain Eastern
European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Funds' Shareholders.

         Certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment of foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of a Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

         There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange ("NYSE"), and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange ("NYSE") and securities of some foreign companies are less and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

         Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a Fund's ability to exchange local currencies for U.S. dollars; (7) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (8) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (9) dependency on exports and the corresponding importance of international trade;
(10) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (11) possible difficulty in identifying a purchaser of securities held by a Fund due to the underdeveloped nature of the securities markets.

         There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While each Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Investment Manager. Further, this also could cause a delay in the sale of Russian company securities by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

         The Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investment from one country to another or when proceeds of the sale of Shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source, or impose other taxes with respect to a Fund's investments in securities of issuers of that country. There is the possibility of expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in those nations.

         Each Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which a Fund may invest may also have fixed or managed currencies that are free floating against the U.S. dollar. Further, certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's securities are denominated may have a detrimental impact on the Fund. Through each Fund's flexible policy, the Investment Managers endeavor to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places a Fund's investments.
The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         The  Trustees   consider  at  least  annually  the  likelihood  of  the
imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Trustees also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services -- Custodian"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Managers, or reckless disregard of the obligations and duties under the Investment Management Agreements, any losses resulting from the holding of a Fund's portfolio securities in foreign countries and/or with securities depositories will be at risk of the Shareholders. No assurance can be given that the Trustees' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

         There are several risks associated with the use of futures contracts and stock index futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested. There can be significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position, and it would remain obligated to meet margin requirements until the position is closed. Templeton Bond, Stock, Asset Allocation, Developing Markets and International Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         Use of stock index futures for hedging may involve risks because of imperfect correlations between movements in the prices of the stock index futures on the one hand and movements in the prices of the securities being hedged or of the underlying stock index on the other. Successful use of stock index futures by a Fund for hedging purposes also depends upon the Investment Manager's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

         Templeton Bond, Asset Allocation, International and Developing Markets Funds may enter into a contract for the purchase or sale of a security denominated in a foreign currency and may enter into a forward foreign currency contract ("forward contract") in order to "lock in" the U.S. dollar price of the security. In addition, when an Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver.

         If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

                             INVESTMENT RESTRICTIONS

         The Funds have imposed upon themselves certain investment restrictions which, together with their investment objectives, are fundamental policies except as otherwise indicated. No changes in a Fund's investment objectives, policies or investment restrictions (except those which are not fundamental policies) can be made without the approval of the Shareholders of that Fund. For this purpose, the provisions of the 1940 Act require the affirmative vote of the lesser of either (a) 67% or more of the Fund's Shares present at a Shareholders' meeting at which the holders more than 50% of the outstanding Shares are present or represented by proxy or (b) more than 50% of the outstanding Shares of the Fund.

         In accordance with these restrictions, a Fund will not:

         1. Invest in real estate or mortgages on real estate, or purchase or sell commodity contracts, except that Templeton Bond, Asset Allocation and Developing Markets Funds may invest in marketable securities secured by real estate or interests therein, such as CMOs, or issued by companies or investment trusts which invest in real estate or interests therein and Templeton Bond, Asset Allocation, Developing Markets and International Funds may purchase and sell foreign currency futures and financial futures, and Templeton Stock, Asset Allocation, Developing Markets and International Funds may purchase and sell stock index futures contracts, and Templeton Bond Fund may purchase and sell bond index futures contracts.

         2. Purchase or retain securities of any company in which Trustees or officers of the Trust or of a Fund's Investment Manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

         3. With respect to 75% of its total assets, invest more than 5% of the total value of its assets in the securities of any one issuer, or purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities (except for investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

         4. Act as an underwriter, or issue senior securities except as set forth in Investment Restriction 6 below.

         5. Lend money, except that all Funds may purchase publicly distributed bonds, debentures, notes and other evidences of indebtedness and may buy from a bank or broker-dealer U.S. Government obligations with a simultaneous agreement by the seller to repurchase them at the original purchase price plus accrued interest, and may lend their portfolio securities.

         6. Borrow money for any purpose other than redeeming its Shares or purchasing its Shares for cancellation, and then only as a temporary measure up to an amount not exceeding 5% of the value of its total assets, except that Templeton Bond, Stock, Asset Allocation and International Funds may borrow money in amounts up to 30% of the value of its net assets. Templeton Developing Markets Fund may borrow money from banks in an amount up to 33 1/3% of such Fund's total assets (including the amount borrowed), but may not pledge, mortgage or hypothecate its assets for any purpose, except to secure borrowings and then only to an extent not greater than 15% of the Fund's total assets. Arrangements with respect to margin for futures contracts, forward contracts and related options are not deemed to be pledge of assets.

         7. Invest more than 25% of its total assets in a single industry, except that this limitation will not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or repurchase agreements on such securities, and Templeton Money Market Fund may invest in obligations issued by domestic banks (including certificates of deposit, repurchase agreements, and bankers' acceptances) without regard to this limitation.

         8. Participate on a joint or a joint and several basis in any trading account in securities. (see "Trading Policies" as to transaction in the same securities for the Funds and other Templeton funds and clients.

         As non-fundamental investment policies, which may be changed by the Board of Trustees without Shareholder approval, a Fund will not invest more than 15% of its total assets in securities of foreign issuers which are not listed on a recognized United States or foreign securities exchange, or more than 15% of its total assets in (a) securities with a limited trading market, (b) securities subject to legal or contractual restrictions as to resale, and (c) repurchase agreements not terminable within seven days. In addition, as non-fundamental investment policies, Templeton Stock, Asset Allocation, Developing Markets and International Funds will not invest more than 5% of each Fund's assets in debt securities rated lower than Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation.

         Whenever any investment policy or investment restriction states a maximum percentage of a Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such security or property.
The investment restrictions do not preclude a Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to a Fund by the issuer, unless such purchase would result in a violation of investment restriction number 7, or the non-fundamental investment policies discussed above.

                                TRADING POLICIES

         The Investment Managers and their affiliated companies serve as investment manager to other investment companies and private clients. Accordingly, the respective portfolios of certain of these funds and clients may contain many or some of the same securities. When certain funds or clients are engaged simultaneously in the purchase or sale of the same security, the trades may be aggregated for execution and then allocated in a manner designed to be equitable to each party. The larger size of the transaction may affect the price of the security and/or the quantity which may be bought or sold for each party. If the transaction is large enough, brokerage commissions may be negotiated below those otherwise chargeable.

         Sale or purchase of securities, without payment of brokerage commissions, fees (except customary transfer fees) or other remuneration in connection therewith, may be effected between any of these funds, or between funds and private clients, under procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

         PERSONAL SECURITIES TRANSACTIONS. Access persons of the Franklin Templeton Group, as defined in the SEC Rule 17(j) under the 1940 Act, who are employees of Franklin Resources, Inc. or their subsidiaries, are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (1) The trade must receive advance clearance from a Compliance Officer and must be completed within 24 hours after this clearance;
(2) Copies of all brokerage confirmations must be sent to the Compliance Officer and within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the Compliance Officer; (3) In addition to items (1) and (2), access persons involved in preparing and making investment decisions must file annual reports of their securities holdings each January and also inform the Compliance Officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

                             MANAGEMENT OF THE TRUST

         The name, address, principal occupation during the past five years and other information with respect to each of the Trustees and Principal Executive Officers of the Trust are as follows:


NAME, ADDRESS AND                                   PRINCIPAL OCCUPATION
OFFICES WITH TRUST                                  DURING PAST FIVE YEARS

HARRIS J. ASHTON
Metro Center
1 Station Place
Stamford, Connecticut
  Trustee

Chairman of the Board,
president, and chief executive
officer of General Host
Corporation (nursery and craft
centers); and a director of
RBC Holdings (U.S.A.) Inc. (a
bank holding company) and Bar-
S Foods. Age 63.



NICHOLAS F. BRADY*
102 East Dover Street
Easton, Maryland
  Trustee

Chairman of Templeton Emerging Markets Investment Trust PLC; chairman of Templeton Latin America Investment Trust PLC; chairman of Darby Overseas Investments, Ltd. (an investment firm) (1994- present); director of the Amerada Hess Corporation, Capital Cities/ABC, Inc., Christiana Companies, and the H.J. Heinz Company; Secretary of the United States Department of the Treasury (1988-January 1993); and chairman of the board of Dillion, Read & Co. Inc. (investment banking) prior thereto. Age 65.

F. BRUCE CLARKE
19 Vista View Blvd.
Thornhill, Ontario
  Trustee

Retired; formerly, credit adviser for the Bank of Canada, Toronto. Age
85.

HASSO-G VON DIERGARDT-NAGLO
R.R. 3
Stouffville, Ontario
  Trustee

Farmer; and president of
Clairhaven Investments, Ltd.
and other private investment
companies. Age 79.

NAME, ADDRESS AND                                 PRINCIPAL OCCUPATION
OFFICES WITH TRUST                                DURING PAST FIVE YEARS


S. JOSEPH FORTUNATO
200 Campus Drive
Florham Park, New Jersey
  Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; and a director of General Host Corporation. Age 63.

ANDREW H. HINES, JR.
150 2nd Avenue N.
St. Petersburg, Florida
  Trustee

 Consultant for the Triangle Consulting Group; chairman of the board and chief executive officer of Florida Progress Corporation (1982-February 1990) and director of various of its subsidiaries; chairman and director of Precise Power Corporation; executive-in-residence of Eckerd College (1991-present); and a director of Checkers Drive-In Restaurants, Inc. Age 72.

CHARLES B. JOHNSON*
777 Mariners Island Blvd.
San Mateo, California
  Chairman of the Board
  and Vice President

President and director of Franklin Resources, Inc.; chairman of the board and director of Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; director of General Host Corporation (nursery and craft centers), and Templeton Global Investors, Inc.; and officer and director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. Age 62.

BETTY P. KRAHMER
2201 Kentmere Parkway
Wilmington, Delaware
  Trustee

Director or trustee of various civic associations; formerly, economic analyst, U.S. Government. Age 66.

NAME, ADDRESS AND                                   PRINCIPAL OCCUPATION
OFFICES WITH TRUST                                  DURING PAST FIVE YEARS

GORDON S. MACKLIN
8212 Burning Tree Road
Bethesda, Maryland  20817
  Trustee

Chairman of White River Corporation (information services); director of Fund
America Enterprises Holdings, Inc., Lockheed Martin Corporation,   MCI
Communications Corporation, Fusion Systems Corporation, Infovest Corporation, and Medimmune, Inc.; formerly chairman of Hambrecht and Quist Group; director, H&Q Healthcare Investors; and president of the National Association of Securities Dealers, Inc. Age 67.







FRED R. MILLSAPS
2665 NE 37th Drive
Fort Lauderdale, Florida
  Trustee

Manager of personal
investments (1978-present); chairman and chief executive officer of Landmark Banking Corporation (1969-1978); financial vice president of Florida Power and Light (1965- 1969); vice president of The Federal Reserve Bank of Atlanta (1958-1965); director of various other business and nonprofit organizations. Age 66.

NAME, ADDRESS AND                                       PRINCIPAL OCCUPATION
OFFICES WITH TRUST                                      DURING PAST FIVE YEARS

CHARLES E. JOHNSON
777 Mariners Island Blvd.
San Mateo, California
  President

 Senior vice  president  and director of Franklin  Resources,  Inc.;
senior vice president of Franklin Templeton Distributors, Inc.; president and director of Franklin Institutional Service Corporation and Templeton Worldwide, Inc.; chairman of the board of Templeton Investment Counsel, Inc.; vice president and/or director, as the case may be, for some of the subsidiaries of Franklin Resources, Inc. Age 39.

MARK G. HOLOWESKO
Lyford Cay
Nassau, Bahamas
  Vice President

 President and director of Templeton  Global Advisors  Limited;
chief investment officer of the global equity group for Templeton Worldwide, Inc.; president or vice president of the Templeton Funds; formerly, investment administrator with Roy West Trust Corporation (Bahamas) Limited (1984-1985). Age 35.

NAME, ADDRESS AND                                      PRINCIPAL OCCUPATION
OFFICES WITH TRUST                                     DURING PAST FIVE YEARS

MARTIN L. FLANAGAN
777 Mariners Island Blvd.
San Mateo, California
  Vice President

Senior vice president,
treasurer, and chief financial officer of Franklin Resources, Inc.; executive vice president and director of Templeton Investment Counsel, Inc.; director, president and chief executive officer of Templeton Global Investors, Inc.; director or trustee and president or vice president of various Templeton Funds; accountant with Arthur Andersen & Company (1982- 1983); and a member of the International Society of Financial Analysts and the American Institute of Certified Public Accountants.
Age 35.

SAMUEL J. FORESTER, JR.
500 East Broward Blvd.
Fort Lauderdale, Florida
  Vice  President

 President of the Templeton  Global Bond Managers  Division of
Templeton Investment Counsel, Inc.; president or vice president of other Templeton Funds; founder and partner of Forester, Hairston Investment Management (1989- 1990); managing director (Mid-East Region) of Merrill Lynch, Pierce, Fenner & Smith Inc. (1987-1988); and an advisor for Saudi Arabian Monetary Agency (1982-1987). Age 47.

NAME, ADDRESS AND                                      PRINCIPAL OCCUPATION
OFFICES WITH TRUST                                     DURING PAST FIVE YEARS

JOHN R. KAY
500 East Broward Blvd.
Fort Lauderdale, Florida
  Vice  President

 Vice president of the Templeton Funds; vice president and treasurer of Templeton Global Investors, Inc. and Templeton Worldwide, Inc.; assistant vice president of Franklin TempletonDistributors, Inc.; formerly, vice president and controller, the Keystone Group, Inc.Age 55.

THOMAS J. LATTA
500 East Broward Blvd.
Fort Lauderdale, Florida
  Vice President

Vice president of the
Templeton Global Bond Managers division of Templeton Investment Counsel, Inc.; vice president of various Templeton Funds; formerly, portfolio manager, Forester & Hairston (1988-1991); investment adviser, Merrill Lynch, Pierce, Fenner & Smith Incorporated (1981-1988).
Age 35.

THOMAS M. MISTELE
700 Central Avenue
St. Petersburg, Florida
  Secretary

Senior vice president of Templeton Global Investors, Inc.; vice president of Franklin Templeton Distributors, Inc.; secretary of the Templeton Funds; formerly, attorney, Dechert Price & Rhoads (1985-1988) and Freehill, Hollingdale & Page (1988); and judicial clerk, U.S. District Court (Eastern District of Virginia) (1984- 1985). Age 42.

JAMES R. BAIO
500 East Broward Blvd.
Fort Lauderdale, Florida
  Treasurer

Certified public accountant; treasurer of the Templeton Funds; senior vice president of Templeton Worldwide, Inc., Templeton Global Investors, Inc., and Templeton Funds Trust Company; formerly, senior tax manager, Ernst & Young (certified public accountants) (1977-1989).
Age 41.


JEFFREY L. STEELE
1500 K Street, N.W.
Washington, D.C.
  Assistant Secretary

Partner, Dechert Price & Rhoads. Age 50.



* THESE ARE TRUSTEES WHO ARE "INTERESTED PERSONS" OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT. MR. BRADY AND FRANKLIN RESOURCES, INC. ARE LIMITED PARTNERS OF DARBY OVERSEAS PARTNERS, L.P. ("DARBY OVERSEAS"). MR. BRADY ESTABLISHED DARBY OVERSEAS IN FEBRUARY, 1994, AND IS CHAIRMAN AND A SHAREHOLDER OF THE CORPORATE GENERAL PARTNER OF DARBY OVERSEAS. IN ADDITION, DARBY OVERSEAS AND TEMPLETON GLOBAL ADVISORS LIMITED ARE LIMITED PARTNERS OF DARBY EMERGING MARKETS FUND, L.P.

         There are no family relationships between any of the Trustees.

                              TRUSTEE COMPENSATION

         All of the Trust's Officers and Trustees also hold positions with other investment companies in the Franklin Templeton Group. No compensation is paid by the Trust to any officer or trustee who is an officer, trustee or employee of the Investment Managers or their affiliates. Each Templeton Fund pays its independent directors and trustees and Mr. Brady an annual retainer and/or fees for attendance at Board and Committee meetings, the amount of which is based on the level of assets in each fund. Accordingly, the Trust currently pays the independent Trustees and Mr. Brady an annual retainer of $6000.00 and a fee of $500.00 per meeting attended of the Board and its Committees. The independent Trustees and Mr. Brady are reimbursed for any expenses incurred in attending meetings, paid pro rata by each Franklin Templeton Fund in which they serve. No pension or retirement benefits are accrued as part of Trust expenses.

         The following table shows the total compensation paid to the Trustees by the Trust and by all investment companies in the Franklin Templeton Group:


                                                           NUMBER OF                    TOTAL COMPENSATION
NAME                                AGGREGATE              FRANKLIN TEMPLETON        FROM ALL FUNDS IN
OF                                 COMPENSATION            FUND BOARDS ON            FRANKLIN TEMPLETON
TRUSTEE                           FROM THE TRUST*          WHICH TRUSTEE SERVES        GROUP*
Harris J. Ashton                      $7,350                         56                 $327,925

Nicholas F. Brady                      7,350                         24                   98,225

F. Bruce Clarke                        7,697                         20                    83,350

Hasso-G von Diergardt                  7,350                         20                    77,350
 -Naglo

S. Joseph Fortunato                    7,350                         58                   344,745

Andrew H. Hines, Jr.                   8,027                         24                   106,325

Betty P. Krahmer                       7,350                         24                    93,475

Gordon S. Macklin                      7,680                         53                   321,525

Fred R. Millsaps                       7,697                         24                   104,325


*  For the fiscal year ended December 31, 1995.

                             PRINCIPAL SHAREHOLDERS

         Shares of the Fund are sold to and owned only by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts. As of January 12, 1996, there were 18,862,819 Shares of Templeton Money Market Fund outstanding, of which no Shares were owned by the Trustees and officers of the Trust; 2,751,461 Shares of Templeton Bond Fund outstanding, of which no Shares were owned by the Trustees and officers of the Trust; 24,047,888 Shares of Templeton Stock Fund outstanding, of which no Shares were owned, by the Trustees and officers of the Trust; 21,794,916 Shares of Templeton Asset Allocation Fund outstanding, of which no Shares were owned by the Trustees and officers of the Trust; and 23,974,384 Shares of Templeton International Fund outstanding, of which no Shares were owned by the Trustees and officers of the Trust. As of January 12, 1996, Phoenix Home Mutual Life Insurance Company ("Phoenix Home Life") owned 100% of the outstanding Shares of Templeton

Money Market Fund, 59% of the outstanding Shares of Templeton Bond Fund, 58% of the outstanding Shares of Templeton Stock Fund, 35% of the outstanding Shares of Templeton Asset Allocation Fund, and 25% of the outstanding Shares of Templeton International Fund, including Shares received in return for monies paid in connection with the initial capital advances made to the Trust. As of January 12, 1996, The Travelers Insurance Company ("The Travelers") owned 41% of the outstanding Shares of Templeton Bond Fund, 42% of the outstanding Shares of Templeton Stock Fund, and 41% of the outstanding Shares of Templeton Asset Allocation Fund. As of January 12, 1996, the Variable Annuity Life Insurance Company ("VALIC") owned 24% of the outstanding shares of Templeton Asset Allocation Fund and 71% of Templeton International Fund. However, Phoenix Home Life, The Travelers and VALIC will exercise voting rights attributable to these Shares in accordance with voting instructions received by owners of the contracts issued by Phoenix Home Life, The Travelers, and VALIC. To this extent, Phoenix Home Life, The Travelers and VALIC do not exercise control over the Trust by virtue of the voting rights from their ownership of Trust Shares. To the knowledge of management, as of January 12, 1996, no other person owned of record or beneficially 5% or more of the Shares of any of the Funds.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

         INVESTMENT MANAGEMENT AGREEMENTS. The Investment Manager of Templeton Money Market Fund and Templeton Bond Fund is the Templeton Global Bond Managers division ("TGBM") of Templeton Investment Counsel, Inc. ("TICI"), a Florida corporation with offices in Fort Lauderdale, Florida. The Investment Manager of Templeton Asset Allocation Fund, Templeton Stock Fund, and Templeton International Fund is TICI. The Investment Manager of Templeton Developing Markets Fund is Templeton Asset Management Ltd. ("Templeton Singapore"). The Investment Management Agreements between TICI and TGBM and the Trust on behalf of such Funds (the "Management Agreements"), dated October 30, 1992, and amended and restated on February 25, 1994, were approved by the Shareholders of the Funds on October 30, 1992, and were last approved by the Board of Trustees, including a majority of the Trustees who were not parties to the Agreements or interested persons of any such party, at a meeting held on February 24, 1995, and will continue through April 30, 1996. The Investment Management Agreement between Templeton Singapore and the Trust on behalf of Templeton Developing Markets Fund, dated ___________, 1996, was approved by the sole shareholder of the Fund on ____________, 1996 and by the Board of Trustees, including a majority of the Trustees who were not parties to the Agreement or interested persons of any such party, at a meeting held on ____________, 1996 and will continue in effect through

______________, 1998. The Management Agreements will continue from year to year thereafter subject to approval annually by the Board of Trustees or by vote of a majority of the outstanding Shares of each Fund (as defined in the 1940 Act) and also, in either event, the approval of a majority of those Trustees who are not parties to the Management Agreements or interested persons of any such party in person at a meeting called for the purpose of voting on such approval.


         The Investment Management Agreements require the Investment Managers to manage the investment and reinvestment of each Fund's assets. The Investment Managers are not required to furnish any personnel, overhead items or facilities for the Funds, including daily pricing or trading desk facilities, although such expenses are paid by investment advisers of some other investment companies.

         The Management Agreements provide that the Investment Managers will select brokers and dealers for execution of each Fund's portfolio transactions consistent with the Fund's brokerage policies (see "Brokerage Allocation"). Although the services provided by broker-dealers in accordance with the brokerage policies incidentally may help reduce the expenses of or otherwise benefit the Investment Managers and other investment management clients of the Investment Managers and of their affiliates, as well as the Funds, the value of such services is indeterminable and the Investment Managers' fee is not reduced by any offset arrangement by reason thereof.

         Under the Management Agreements, the Investment Manager is permitted to provide investment advisory services to other clients, including clients which may invest in the same types of securities as the Funds and, in providing such services, the Investment Managers may use information furnished by others. Conversely, information furnished by others to the Investment Managers in providing services to other clients may be useful to the Investment Managers in providing services to the Funds. When an Investment Manager determines to buy or sell the same security for a Fund that the Investment Manager or certain of its affiliates have selected for one or more of the Investment Manager's other clients or for clients of its affiliates, the orders for all such securities trades may be placed for execution by methods determined by the Investment Manager, with approval by the Board of Trustees, to be impartial and fair, in order to seek good results for all parties. Records of securities transactions of persons who know when orders are placed by a Fund are available for inspection at least four times annually by the compliance officer of the Trust so that the non-interested Trustees (as defined in the 1940 Act) can be satisfied that the procedures are generally fair and equitable to all parties.

         The Investment Managers also provide management services to numerous other investment companies or funds pursuant to management agreements with each fund or account. The Investment Managers may give advice and take action with respect to any of the other funds and accounts they manage, or for their own accounts, which may differ from the action taken by an Investment Manager on behalf of a Fund. Similarly, with respect to a Fund, an Investment Manager is not obligated to recommend, purchase or sell, or to refrain from recommending, purchasing or selling any security that the Investment Manager and access persons, as defined by the 1940 Act, may purchase or sell for their own account or for the accounts of any other fund or accounts. Furthermore, the Investment Managers are not obligated to refrain from investing in securities held by a Fund or other funds which it manages or administers. Any transactions for the accounts of the Investment Managers and other access persons will be made in compliance with the Trust's Code of Ethics as described in the section "Trading Policies - Personal Securities Transaction."

         The Management Agreements provide that the Investment Managers shall have no liability to the Trust, a Fund or any Shareholder of a Fund for any error of judgment, mistake of law, or any loss arising out of any investment or other act or omission in the performance by the Investment Manager of its duties under the Management Agreement, or for any loss or damage resulting from the imposition by any government of exchange control restrictions which might affect the liquidity of a Fund's assets, or from acts or omissions of custodians or securities depositories, or from any wars or political acts of any foreign governments to which such assets might be exposed, except any liability resulting from willful misfeasance, bad faith or gross negligence on the Investment Manager's part, or reckless disregard of its duties under the Management Agreement. The Management Agreements will terminate automatically in the event of their assignment, and may be terminated by the Trust on behalf of a Fund at any time without payment of any penalty on 60 days' written notice, with the approval of a majority of the Trustees in office at the time or by vote of a majority of the outstanding voting securities of that Fund (as defined by the 1940 Act).

         MANAGEMENT FEES. For its services, Templeton Money Market Fund pays its Investment Manager a monthly fee equal on an annual basis to 0.35% of its average daily net assets up to $200 million, reduced to 0.30% of such net assets from $200 million up to $1,300 million and further reduced to 0.25% of such net assets in excess of $1,300 million. Templeton Bond, Stock, Asset Allocation and International Funds each pay their Investment Manager a monthly fee equal on an annual basis to 0.50% of its average daily net assets up to $200 million, reduced to 0.45% of such net assets from $200 million up to $1,300 million and further reduced to 0.40% of such net assets in excess of $1,300 million. Templeton Developing Markets Fund pays its Investment Manager a monthly fee equal on an annual basis to 1.25% of its average daily net assets. During the fiscal year ended December 31, 1994, Templeton Money Market Fund, Templeton Bond Fund, Templeton Stock Fund, Templeton Asset Allocation Fund, and Templeton International Fund paid investment management fees of $88,106, $149,843, $1,686,602, $1,186,540, and $404,532, respectively. During the fiscal year ended December 31, 1993, Templeton Money Market Fund, Templeton Bond Fund, Templeton Stock Fund, Templeton Asset Allocation Fund, and Templeton International Fund paid investment management fees of $55,445, $111,575, $1,089,643, $608,471, and
$95,518, respectively. During the fiscal year ended December 31, 1992, Templeton Money Market Fund, Templeton Bond Fund, Templeton Stock Fund, Templeton Asset Allocation Fund, and Templeton International Fund paid investment management fees of $77,049, $55,211, $702,809, $264,566, and $13,597, respectively.


         The Investment Managers may determine in advance to limit the management fees or to assume responsibility for the payment of certain operating expenses relating to the operation of any Fund, which may have the effect of decreasing the total expenses and increasing the total return of such Fund. Any such action is voluntary and may be terminated by the Investment Managers at any time unless otherwise indicated. Templeton Singapore, the Investment Manager of Templeton Developing Markets Fund, has agreed in advance to reduce its fee to the extent necessary to limit the total expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) of such Fund to an annual rate of 1.70% of the Fund's average daily net assets until May 1, 1997. If such fee reduction is insufficient to limit such Fund's total expenses to 1.70% of average daily net assets, the Fund's Business Manager has agreed to reduce its fee and, to the extent necessary, assume other Fund expenses, so as to so limit the Fund's total expenses.


         THE INVESTMENT MANAGERS. The Investment Managers are indirect wholly owned subsidiaries of Franklin, a publicly traded company whose shares are listed on the NYSE. Charles B. Johnson (a Trustee and Vice President of the Trust) and Rupert H. Johnson, Jr. are principal shareholders of Franklin and own, respectively, approximately 20% and 16% of its outstanding shares. Messrs. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

         BUSINESS MANAGER. Templeton Funds Annuity Company performs certain administrative functions as Business Manager for the Trust, including:

         o providing office space, telephone, office equipment and supplies for the Trust;

         o paying compensation of the Trust's officers for services rendered as such;

         o authorizing expenditures and approving bills for payment on behalf of the Trust;

         o supervising preparation of annual and semi-annual reports, notices of dividends, capital gains distributions and tax credits;

         o daily pricing of the Funds' investment portfolios and supervising publication of daily quotations of the bid and asked prices of the Funds' Shares, earnings reports and other financial data;

         o         providing trading desk facilities for the Funds;

         o monitoring relationships with organizations serving the Trust, including the Custodian and printers;

         o supervising compliance by the Trust with recordkeeping requirements under the 1940 Act and regulations thereunder, with state regulatory requirements, maintaining books and records for the Trust (other than those maintained by the Custodian and Transfer Agent), and filing of tax reports on behalf of the Trust other than the Trust's income tax returns; and

         o providing executive, clerical and secretarial help needed to carry out these responsibilities.

         For its services, the Business Manager receives a monthly fee equal on an annual basis to 0.15% of the combined average daily net assets of the Funds, reduced to 0.135% of the Funds' aggregate net assets in excess of $200 million, further reduced to 0.10% annually of such net assets in excess of $700 million and further reduced to 0.075% annually of such net assets in excess of $1,200 million. The fee is allocated among the Funds according to their respective average daily net assets. Since the Business Manager's fee covers services often provided by investment advisers to other funds, the Funds' combined expenses for management and administrative services together may be higher than those of some other investment companies. During the fiscal years ended December 31, 1994, 1993, and 1992, the Business Manager received fees of $1,006,867, $568,481 and $339,772, respectively.

         The Business Manager is relieved of liability to the Trust for any act or omission in the course of its performance under the Business Management Agreement, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement. The Business Management Agreement may be terminated by a Fund at any time on 60 days' written notice without payment of penalty, provided that such termination shall be directed or approved by vote of a majority of the Trustees of the Trust in office at the time or by vote of a majority of the outstanding voting securities of that Fund, and shall terminate automatically and immediately in the event of its assignment.

         Templeton Funds Annuity Company is an indirect wholly-owned subsidiary of Franklin.

         CUSTODIAN. The Chase Manhattan Bank, N.A. serves as Custodian of the Trust's assets, which are maintained at the Custodian's principal office, MetroTech Center, Brooklyn, New York, New York 11245 and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Trustees pursuant to Rule 17f-5 under the 1940 Act. The Custodian, its branches and sub-custodians, generally domestically and frequently abroad, do not actually hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.

         LEGAL COUNSEL. Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, is legal counsel for the Trust.

         INDEPENDENT ACCOUNTANTS. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, serves as independent accountants for the Trust. Its audit services comprise examination of the Trust's financial statements, review of the Trust's filings with the Securities and Exchange Commission ("SEC") and preparation of the Trust's federal and state corporation tax returns.

         REPORTS TO SHAREHOLDERS. The Trust's fiscal year ends on December 31. Shareholders are provided at least semiannually with reports showing the Funds' portfolios and other information, including an annual report with financial statements audited by independent accountants. Shareholders who would like to receive an interim quarterly report may phone the Fund Information Department at 1-800/DIAL BEN.

                              BROKERAGE ALLOCATION

         The Management Agreements provide that the Investment Managers are responsible for selecting members of securities exchanges, brokers and dealers (such members, brokers and dealers being hereinafter referred to as "brokers") for the execution of a Fund's portfolio transactions, and, when applicable, the negotiation of commissions in connection therewith. All recommendations, decisions and placements are made in accordance with the following principles:

         1. Purchase and sale orders are usually placed with brokers who are selected by an Investment Manager as able to achieve "best execution" of such orders. "Best execution" means prompt and reliable execution at the most favorable securities price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to a Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by an Investment Manager in determining the overall reasonableness of brokerage commissions.

         2. In selecting brokers for portfolio transactions, the Investment Managers take into account its past experience as to brokers qualified to achieve "best execution," including brokers who specialize in any foreign securities held by a Fund.

         3.       The Investment Managers are authorized to allocate
                  brokerage business to brokers who have provided
                  brokerage and research services, as such services are
                  defined in Section 28(e) of the Securities Exchange Act
                  of 1934 (the "1934 Act"), for a Fund and/or other
                  accounts, if any, for which an Investment Manager
                  exercises investment discretion (as defined in Section 3(a)(35) of the 1934 Act) and, as to transactions as to which fixed minimum commission rates are not
                  applicable, to cause a Fund to pay a commission for
                  effecting a securities transaction in excess of the
                  amount another broker would have charged for effecting
                  that transaction, if an Investment Manager in making the selection in question determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the Investment Manager's overall responsibilities with respect to the Fund and the other accounts, if any, as to which it exercises investment discretion. In reaching such determination, an Investment Manager is not required to place or to attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of said services. In demonstrating that such determinations were made in good faith, the Investment Manager shall be prepared to show that all commissions were allocated and paid for purposes contemplated by the Trust's brokerage policy; that the research services provide lawful and appropriate assistance to an Investment Manager in the performance of its investment decision-making responsibilities; and that the commissions paid were within a reasonable range. The determination that commissions were within a reasonable range shall be based on any available information as to the level of commissions known to be charged by other brokers on comparable transactions, but there shall be taken into account the Trust's policies that
                  (i) obtaining a low commission is deemed secondary to obtaining a favorable securities price, since it is recognized that usually it is more beneficial to a Fund to obtain a favorable price than to pay the lowest commission and (ii) the quality, comprehensiveness and frequency of research studies which are provided for an Investment Manager are useful to the Investment Manager in performing its management services under its Management Agreement with the Trust. Research services provided by brokers to an Investment Manager are considered to be in addition to, and not in lieu of, services required to be performed by the Investment Manager under its Management
                  Agreement with the Trust. Research furnished by brokers through whom a Fund effects securities transactions may be used by an Investment Manager for any of its accounts, and not all such research may be used by the Investment Manager for that Fund. When execution of portfolio transactions is allocated to brokers trading on exchanges with fixed brokerage commission rates, account may be taken of various services provided by the broker, including quotations outside the United States for daily pricing of foreign securities held in a Fund's portfolio.

         4. Purchases and sales of portfolio securities within the United States other than on a securities exchange are executed with primary market makers acting as principal, except where, in the judgement of an Investment Manager, better prices and execution may be obtained on a commission basis or from other sources.

         5. Sales of shares of investment companies registered under the 1940 Act which have either the same investment adviser, or an investment adviser affiliated with an Investment Manager, made by a broker is one factor among others to be taken into account in deciding to allocate portfolio transactions (including agency transactions, principal transactions, purchases in underwritings or tenders in response to tender offers) for the account of a Fund to that broker; provided that the broker shall furnish "best execution," as defined in paragraph 1 above, and that such allocation shall be within the scope of the Fund's other policies as stated above; and provided further, that in every allocation made to a broker in which such sale of shares is taken into account there shall be no increase in the amount of the commissions or other compensation paid to such broker beyond a reasonable commission or other compensation determined, as set forth in paragraph 3 above, on the basis of best execution alone or best execution plus research services, without taking account of or placing any value upon such sale of shares.

         Insofar as known to management, no Trustee or officer of the Trust, nor the Investment Manager or Principal Underwriter or any person affiliated with any of them, has any material direct or indirect interest in any broker employed by or on behalf of the Trust. Franklin Templeton Distributors, Inc., the Trust's Principal Underwriter, is a registered broker-dealer, but it has never executed any purchase or sale transactions for the Funds' portfolios or participated in any commissions on any such transactions, and has no intention of doing so in the future. The total brokerage commissions on the Trust's portfolio transactions during the fiscal years ended December 31, 1994, 1993, and 1992 were as follows: total commissions (not including any spreads or concessions on principal transactions) of $672,000, $340,552 and $230,000, respectively. All portfolio transactions are allocated to broker-dealers only when their prices and execution, in the good faith judgment of management, are equal to the best available within the scope of the Trust's policies. There is no fixed method used in determining which broker-dealers receive which order or how many orders.

         PORTFOLIO TURNOVER. For reporting purposes, each Fund's portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the portfolio (other than short-term securities) were replaced once during the fiscal year. The portfolio turnover rate for each of the Funds will vary from year to year, depending on market conditions.

         It is anticipated that the rate of portfolio turnover as defined above for Templeton Stock, Asset Allocation and International and Developing Markets Funds will be less than 50%, and for Templeton Bond Fund, less than 100%, under normal market conditions. Portfolio turnover could be greater in periods of unusual market movement and volatility. Templeton Bond Fund's portfolio turnover rates for the fiscal years ended December 31, 1994, 1993, and 1992 were 203.91%, 170.3% and 148.7%, respectively. The increase in Templeton Bond Fund's portfolio turnover rate in 1994 was the result of trading by the Investment Manager to improve the Fund's yield in response to rising interest rates and to hedge currency exposure. In light of rising interest rates, the Investment Manager determined to increase the Fund's positions in bonds with shorter maturities, which resulted in the higher portfolio turnover rate.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         The Prospectus describes the manner in which a Fund's Shares may be purchased and redeemed. See "How to Buy Shares of the Funds" and "How to Sell Shares of the Funds."

         Net asset value per Share is calculated separately for each Fund. Net asset value per Share is determined as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time) every Monday through Friday (exclusive of national business holidays). The Trust's offices will be closed, and net asset value will not be calculated, on those days on which the NYSE is closed, which currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Templeton Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which Templeton Money Market Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing Shareholders would receive corresponding less income. The converse would apply during periods of rising interest rates.

         In accordance with Rule 2a-7, the Fund is required to (i) maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) purchase only instruments having remaining maturities of 397 days or less; and (iii) invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Board of Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization, subject to ratification of the investment by the Board of Trustees). If a security is unrated, it must be of comparable quality as determined in accordance with procedures established by the Board of Trustees, including approval or ratification of the security by the Board except in the case of U.S. Government securities. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per Share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per Share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing Shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per Share by using available market quotations.

         The Board of Trustees may establish procedures under which a Fund may suspend the determination of net asset value for the whole or any part of any period during which (1) the NYSE is closed other than for customary weekend and holiday closings, (2) trading on the NYSE is restricted, (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the holders of a Fund's Shares.



                                   TAX STATUS

         Templeton Money Market Fund intends to declare dividends daily and to pay dividends monthly. Templeton Stock, Bond, Asset Allocation and International Funds normally intend to pay an annual dividend representing substantially all of their net investment income and to distribute annually any net realized capital gains. By so doing and meeting certain diversification of assets and other requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and as described in the Prospectus, each Fund intends to qualify as a regulated investment company under the Code. The status of the Funds as regulated investment companies does not involve government supervision or management of their investment practices or policies. As a regulated investment company, each Fund will be relieved of liability for United States federal income tax on that portion of its net investment income and net realized capital gains which it distributes to its Separate Account Shareholders.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are also subject to a nondeductible 4% excise tax unless the exception described below applies. To avoid the tax if it otherwise applies, a Fund must distribute during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (a Separate Account) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The excise tax provisions described above will not apply in a given calendar year to a Fund if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable contracts. (For this purpose, any shares of a regulated investment company attributable to an investment not exceeding $250,000 made in connection with the organization of the company is not taken into account.) Accordingly, if this condition regarding the ownership of Shares of each of the Funds is met, the excise tax will be inapplicable to that Fund even if the calendar year distribution requirement is not met.

         The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to Shareholders, and which will be taxed to Shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

         Income received by a Fund from sources within a foreign country may be subject to withholding taxes and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its Shareholders as ordinary income.

         Debt securities purchased by a Fund may be treated for federal income tax purposes as having original issue discount. Original issue discount essentially represents interest for federal income tax purposes and can be defined generally as the excess of the stated redemption price at maturity over the issue price. Original issue discount, whether or not any income is actually received by a Fund, is treated for U.S. federal income tax purposes as ordinary income earned by the Fund, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of a Fund each year is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued but unpaid interest.

         Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semiannual compounding of interest.

         Certain options, futures contracts and forward contracts in which the Templeton Stock, Bond, Asset Allocation and International Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60-40"), except for certain foreign currency gains and losses which will be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, in some cases, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         The hedging transactions undertaken by certain of the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to Shareholders.

         Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         The requirements under the Code relating to the qualification of a Fund as a regulated investment company may limit the extent to which a Fund may engage in futures and forward currency contracts.

         Distributions of any net investment income and of any net realized short term capital gains are treated as ordinary income for tax purposes in the hands of the Separate Account Shareholder. The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the distributing Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Shareholder regardless of the length of time a Separate Account may have held the Shares.

         Reference is made to the Prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to owners of contracts.

                              DESCRIPTION OF SHARES

         The Shares of each Fund have the same preferences, conversion and other rights, voting powers, restrictions and limitations as to dividends, qualifications, and terms and conditions of redemption, except as follows: all consideration received from the sale of Shares of a Fund, together with all income, earnings, profits and proceeds thereof, belongs to that Fund and is charged with liabilities in respect to that Fund and of that Fund's part of general liabilities of the Trust in the proportion that the total net assets of the Fund bear to the total net assets of all Funds. The net asset value of a Share of a Trust is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid on Shares of a Fund only out of lawfully available assets belonging to that Fund. In the event of liquidation or dissolution of the

Trust, the Shareholders of each Fund will be entitled, out of assets of the Fund available for distributions, to the assets belonging to that particular Fund.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which, under the terms of the Declaration of Trust, are binding only on the property of the Trust, which, under the terms of the Declaration of Trust, are binding only on the property of the Trust. The Declaration of the Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.

                        YIELD AND PERFORMANCE INFORMATION

         The Trust may, from time to time, include the yield and effective yield of Templeton Money Market Fund or the total return of all Funds in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised unless accompanied by comparable performance information for a separate account to which the Funds offer their Shares.

         Current yield for Templeton Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro-rata share of Templeton Money Market Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective Yield" for Templeton Money Market Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         EFFECTIVE YIELD = (1 + Base Period Return) 365/7 - 1

         YIELD = 2[(1 + A-B)6 - 1]
                        cd

WHERE             a =      dividend and interest earned during the period,

                  b =      expenses accrued for the period (net of
                           reimbursements),

                  c = the average daily number of Shares outstanding during the period that were entitled to receive dividends, and

                  d = the maximum offering price per Share on the last day of the period.

         For the seven-day period ending December 31, 1994, the 7-day annualized yield of Money Market Fund was 4.96% and the effective yield of Money Market Fund was 5.05%.


         Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return for periods in excess of one year or the total return for periods less than one year of a hypothetical investment in the Funds over periods of one, five, or ten years (up to the life of a Fund) calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for periods of one year or more or the total return for periods of less than one year, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the maximum initial sales charge and deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Templeton Money Market Fund's average annual total return for the one- and five-year periods ended December 31, 1994 and from inception on August 31, 1988 through December 31, 1994, was 3.48%, 4.40%, and 5.05% respectively. Templeton Bond Fund's average annual total return for the one- and five-year periods ended December 31, 1994 and from inception on August 31, 1988 through December 31, 1994, was -4.88%, 6.63%, and 6.73%, respectively. Templeton Stock Fund's average annual total return for the one- and five-year periods ended December 31, 1994 and from inception on August 31, 1988 through December 31, 1994, was -2.20%, 9.75%, and 10.40%, respectively. Templeton Asset Allocation Fund's average annual total return for the one- and five-year periods ended December 31, 1994 and from inception on August 31, 1988 through December 31, 1994, was -2.96%, 9.22%, and 9.79%, respectively. Templeton International Fund's average annual total return for the one-year period ended December 31, 1994 and from inception on May 1, 1992 through December 31, 1994, was
-2.22% and 11.98%, respectively.

         Performance information for a Fund may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         Quotations of yield or total return for a Fund will not take into account charges and deductions against any separate account to which the Funds' Shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a separate account will take such charges into account. Performance information for a Fund reflects only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Performance information should be considered in light of a Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

         From time to time, each Fund and the Investment Managers may also refer to the following information:

         (1) The Investment Managers' and their affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

         (2) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International or a similar financial organization.

         (3) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance

                  Corporation, Morgan Stanley Capital International or a similar financial organization.

         (4)      The geographic distribution of the Fund's portfolio.

         (5) The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

         (6) To assist investors in understanding the different returns and risk characteristics of various investments, the Fund may show historical returns of various investments and published indices (E.G., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).

         (7) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

         (8) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

         (9) Allegorical stories illustrating the importance of persistent long-term investing.

         (10) The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

         (11) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

         (12)     Quotations from the Templeton organization's founder,
                  Sir John Templeton,** advocating the virtues of
                  diversification and long-term investing, including the following:
--------
  *** SIR JOHN TEMPLETON SOLD THE TEMPLETON ORGANIZATION TO FRANKLIN RESOURCES, INC. IN OCTOBER, 1992 AND RESIGNED FROM THE TRUST'S BOARD ON APRIL 16, 1995. HE IS NO LONGER INVOLVED WITH THE INVESTMENT MANAGEMENT PROCESS.

                  o         "Never follow the crowd.  Superior performance is
                           possible only if you invest differently from the crowd."

                  o         "Diversify by company, by industry and by
                           country."

                  o         "Always maintain a long-term perspective."

                  o         "Invest for maximum total real return."

                  o         "Invest - don't trade or speculate."

                  o         "Remain flexible and open-minded about types of
                           investment."

                  o         "Buy low."

                  o         "When buying stocks, search for bargains among
                           quality stocks."

                  o         "Buy value, not market trends or the economic
                           outlook."

                  o         "Diversify.  In stocks and bonds, as in much else,
                           there is safety in numbers."

                  o         "Do your homework or hire wise experts to help
                           you."

                  o         "Aggressively monitor your investments."

                  o         "Don't panic."

                  o         "Learn from your mistakes."

                  o         "Outperforming the market is a difficult task."

                  o         "An investor who has all the answers doesn't even
                           understand all the questions."

                  o         "There's no free lunch."

                  o         "And now the last principle:  Do not be fearful or
                           negative too often."

         In addition, each Fund and the Investment Managers may also refer to the number of Shareholders in the Fund or the aggregate number of shareholders of the Franklin Templeton Funds or the dollar amount of fund and private account assets under management in advertising materials.

                              FINANCIAL STATEMENTS

         The financial statements contained in the Trust's Annual Report to Shareholders dated December 31, 1994 and the Trust's Semi-Annual Report to Shareholders dated June 30, 1995 are incorporated herein by reference.

                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS
                            MOODY'S INVESTORS SERVICE

         Aaa: Bonds which are rated Aaa by Moody's Investors Service Inc. ("Moody's") are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with a Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B:       Bonds which are rated B generally lack characteristics
of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small.

         Caa:     Bonds which are rated Caa are of poor standing.  Such
securities may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C:       Bonds which are rated C are the lowest rated class of
bonds are regarded as having extremely poor prospects of ever attaining any real investment standing.

         Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

         Should no rating be assigned, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

         Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic ratings classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                          STANDARD & POOR'S CORPORATION

         AAA:  Debt rated "AAA" by Standard & Poor's Corporation
("S&P") has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA:      Debt rated "AA" has a very strong capacity to pay
interest and repay principal and differs from the higher rated issues only in a small degree.

         A: Debt rated "A" has a very strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

         BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C: Debt rated "BBB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates that the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

         B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

         CCC: Debt rated "CCC" has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have to capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

         CC:      The rating "CC" is typically applied to debt
subordinated to senior debt that is assigned an actual or implied
"CCC" rating.

         C: The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI:      The rating "CI" is reserved for income bonds on which
no interest is being paid.

         D: Debt rated "D" is in payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace periods has not expired, unless S&P believe that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                     DESCRIPTION OF PREFERRED STOCK RATINGS
                            MOODY'S INVESTORS SERVICE

         aaa:     considered to be a top-quality preferred stock.  This
rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa:      considered a high-grade preferred stock.  This rating
indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a:       considered to be an upper-medium-grade preferred stock.
While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa:     considered to be medium-grade, neither highly protected
nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         ba:      considered to have speculative elements and its future
cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         b:       generally lacks the characteristics of a desirable
investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         caa:     likely to be in arrears on dividend payments.  This
rating designation does not purport to indicate the future status of payments.

         ca:      speculative in a high degree and is likely to be in
arrears on dividends with little likelihood of eventual payments.

         c:       lowest rated class of preferred or preference stock.
Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                          STANDARD & POOR'S CORPORATION

         "AAA": This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         "AA": A preferred stock issue rated "AA" also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         "A": An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         "BBB": An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for preferred stock in this category than for issues in the "A" category.

         "BB", "B", "CCC": Preferred stock rated "BB", "B", and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         "CC": The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         "C": The preferred stock rated "C" is a non-paying issue.

         "D": A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

         NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

         Plus (+) or Minus(-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS
                            MOODY'S INVESTORS SERVICE

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

         - Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated PRIME-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

                          STANDARD & POOR'S CORPORATION

         S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

         A: Commercial paper rated "A" is regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1: Commercial paper rated "A-1" is regarded as having a very strong degree of safety regarding timely payment. A "+" designation is applied to those issues rated "A- 1" which possess an overwhelming degree of safety.

         A-2: Commercial paper rated "A-2" is regarded as having a strong capacity for timely payment; however, the relative degree of safety is not as high as for issues designated "A-1".

         A-3: Commercial paper rated "A-3" is regarded as having a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B: Commercial paper rated "B" is regarded as having only an adequate capacity for timely payment and such capacity may be damaged by changing conditions or short-term adversities.

         C: Commercial paper rated "C" is regarded as having a doubtful capacity for repayment.

         D: Commercial paper rated "D" is for a payment default. The "D" rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                     PART C

                                OTHER INFORMATION


ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

         (a)      FINANCIAL STATEMENTS

                  Part A: (for Templeton Money Market Fund, Templeton
                  Bond Fund, Templeton Stock Fund, Templeton Asset Allocatio Fund and Templeton International Fund):

                  (1) Financial Highlights filed in Post-Effective Amendment No. 9 to Registration Statement of Templeton Variable Products
                           Series Fund, file number 33-20313 on April 27, 1995.

                  Part A: (for Templeton Developing Markets Fund):

                  (1) Financial Highlights not applicable because Templeton Developing Markets Fund had not commenced operations as of the date of this post-effective amendment.
                  Part B:

                  Audited financial statements dated December 31, 1994 are incorporated by reference from the Trust's Annual Report dated as of December 31, 1994. Unaudited financial statements dated June 30, 1995 are incorporated by reference from the Trust's Semi-Annual Report dated as of June 30, 1995. Information is not included for Templeton Developing Markets Fund because it had not commenced operations on the date of this post-effective amendment.

                  Audited financial statements include:

                  (1)      Report of Independent Certified Public Accountants

                  (2)      Statement of Assets and Liabilities as of December
                           31, 1994

                  (3) Statement of Operations for fiscal period ended December 31, 1994

                  (4)      Statement of Changes in Net Assets

                  (5)      Investment Portfolio as of December 31, 1994

                  (6)      Notes to Financial Statements

         (b)      EXHIBITS

                  (1)      Declaration of Trust***

                  (2)      By-Laws1

                  (3)      N/A

                  (4)      N/A

                  (5)      (a)      Amended and Restated Investment Management
                                    Agreement for Templeton Stock Fund,
                                    Templeton International Fund and Templeton
                                    Asset Allocation Fund****

                           (b) Amended and Restated Investment Management Agreement for Templeton Money Market Fund and Templeton Bond Fund 2

                           (c) Form of Investment Management Agreement for Templeton Developing Markets Fund

                  (6)      Amended and Restated Distribution Agreement*****

                  (7)      N/A

                  (8)      Amended and Restated Custodian Agreement3

--------
*** REFERENCE IS MADE TO REGISTRATION STATEMENT NO. 33-20313, FILED ON FEBRUARY 25, 1988.
**** REFERENCE IS MADE TO POST-EFFECTIVE AMENDMENT NO 9 TO THE REGISTRATION STATEMENT, FILE ON APRIL 27, 1995.
***** REFERENCE IS MADE TO POST-EFFECTIVE AMENDMENT NO. 10 TO THE REGISTRATION STATEMENT, FILED ON APRIL 27, 1995.

                  (9)      Form of Amended and Restated Business Management
                            Agreement

                  (10) Opinion and consent of counsel - filed with Rule 24f-2 Notice on February 28, 1995

                  (11)     Consent of independent certified public
                           accountants******

                  (12)     N/A

                  (13)     Letter concerning initial capital*******

                  (14)     N/A

                  (15)     N/A

                  (16) Previously filed with Post-Effective Amendment No. 9 to Registration Statement filed on April 27, 1995.

--------
 ****** REFERENCE IS MADE TO POST-EFFECTIVE AMENDMENT NO. 12 TO THE REGISTRATION STATEMENT FILED ON FEBRUARY 1, 1996.
******* REFERENCE IS MADE TO PRE-EFFECTIVE AMENDMENT NO. 2 TO THE REGISTRATION STATEMENT, FILED ON AUGUST 26, 1988.

ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                  REGISTRANT

                  As of November 30, 1995, Phoenix Home Life Mutual Insurance Company, a Connecticut corporation ("Phoenix Home Life"), on its own behalf and on behalf of its Phoenix Variable Accumulation Account, owned of record 60% of the outstanding shares of Templeton Stock Fund, 36% of the outstanding shares of Templeton Asset Allocation Fund, 60% of the outstanding shares of Templeton Bond Fund, 100% of the outstanding shares of Templeton Money Market Fund and 26% of the outstanding shares of Templeton International Fund. As of November 30, 1995, The Travelers Insurance Company ("The Travelers"), on behalf of The Travelers Fund U for Variable Annuities, owned of record 40% of the outstanding shares of Templeton Stock
                  Fund, 42% of the outstanding shares of Templeton Asset Allocation Fund, and 40% of the outstanding shares of Templeton Bond Fund. As of November 30, 1995, The Variable Life Insurance company ("VALIC"), a Texas Corporation, on behalf of The Variable Life Insurance Company Separate Account A, owned of record 22% of the outstanding shares of Templeton Asset Allocation Fund and 70% of Templeton International Fund. As of November 30, 1995, Nationwide Insurance Company, an Ohio corporation ("Nationwide"), on behalf of the Nationwide Multi-Flex Variable Account, owned of record 2% of the outstanding shares of Templeton International Fund. As of October 31, 1995, Chubb Life Insurance Company of America, a New Hampshire corporation ("Chubb"), on behalf of Chubb Separate Account A, owned of record 2% of the outstanding shares of Templeton International Fund. Phoenix Home Life, The Travelers, VALIC, Nationwide and Chubb (the "Participating Insurance Companies") will vote shares in accordance with the voting instructions of holders of variable annuity contracts issued by the Participating Companies for which the Registrant serves as the investment vehicle.

ITEM 26.          NUMBER OF RECORD HOLDERS

                                                             Number of Record
                                                              Holders as of
                  TITLE OF CLASS                             NOVEMBER 30, 1995

                  Templeton Stock Fund                               2
                  Templeton Bond Fund                                2
                  Templeton Asset Allocation Fund                    3
                  Templeton Money Market Fund                        1

                  Templeton International Fund                      5

ITEM 27.          INDEMNIFICATION

                  Reference   is  made  to  Article   IV  of  the   Registrant's
                  Declaration  of  Trust,   which  is  incorporated   herein  by
                  reference.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND ITS OFFICERS AND DIRECTORS

                  The business and other connections of Registrant's  Investment
                  Managers  are  described  in  Part  B  of  this   Registration
                  Statement.

                  For information relating to the Investment Managers' officers and directors, reference is made to Forms ADV filed under the Investment Advisers Act of 1940 by Templeton Investment Counsel, Inc. and Templeton Asset Management Ltd.

ITEM 29.          PRINCIPAL UNDERWRITERS

                  Franklin Templeton Distributors, Inc. also acts as principal underwriter of shares of the following investment companies:

                  AGE High Income Fund, Inc.
                  Franklin Balance Sheet Investment Fund
                  Franklin California  Tax-Free Income Fund, Inc.
                  Franklin California  Tax-Free  Trust
                  Franklin Custodian  Funds,  Inc.
                  Franklin Equity Fund
                  Franklin Federal Money Fund
                  Franklin Federal Tax-Free Income Fund
                  Franklin  Gold Fund
                  Franklin International Trust
                  Franklin  Investors   Securities  Trust
                  Franklin Managed Trust
                  Franklin Money Fund
                  Franklin  Municipal Securities  Trust
                  Franklin  New  York  Tax-Free  Income  Fund
                  Franklin New York Tax-Free Trust
                  Franklin  Premier Return Fund
                  Franklin  Real  Estate  Securities  Trust
                  Franklin  Strategic Series
                  Franklin Tax-Advantaged High Yield Securities Fund Franklin Tax-Advantaged International Bond Fund
                  Franklin Tax-Advantaged U.S. Government Securities Fund Franklin Tax Exempt Money Fund
                  Franklin Tax-Free Trust
                  Franklin Templeton Global Trust
                  Franklin Templeton Japan Fund
                  Franklin Templeton Money Fund Trust
                  Franklin Value Investors Trust
                  Institutional Fiduciary Trust
                  Templeton American Trust, Inc.
                  Templeton Capital Accumulator Fund, Inc.
                  Templeton Developing Markets Trust
                  Templeton Funds, Inc.
                  Templeton Global Investment Trust
                  Templeton Global Opportunities Trust
                  Templeton Growth Fund, Inc.
                  Templeton Income Trust
                  Templeton Institutional Funds, Inc.
                  Templeton Real Estate Securities Fund
                  Templeton Smaller Companies Growth, Inc.
                  Templeton Variable Annuity Fund

         (b) The directors and officers of FTD, located at 700 Central Avenue, P.O. Box 33030, St. Petersburg, Florida 33733, are as follows:

                                   POSITION WITH              POSITION WITH
         NAME                      UNDERWRITER                THE REGISTRANT

  Charles B. Johnson          Chairman of the Board           Chairman,
                                                              Trustee and
                                                               Vice President

 Gregory E. Johnson           President                       None

 Rupert H. Johnson, Jr.       Executive Vice President        None
                              and Director

 Harmon E. Burns              Executive Vice President       None
                               and Director

 Edward V. McVey             Senior Vice President           None

 Kenneth V. Domingues        Senior Vice President           None

 Kenneth A. Lewis            Treasurer                       None

 William J. Lippman          Senior Vice President           None

 Deborah R. Gatzek           Senior Vice President           None
                             and Assistant Secretary

 Richard C. Stoker           Senior Vice President           None

 Charles E. Johnson          Senior Vice President           President

 Loretta Fry                 Vice President                  None

 James K. Blinn              Vice President                  None

 Richard O. Conboy           Vice President                  None

 James A. Escobedo           Vice President                  None

 Robert N. Geppner           Vice President                  None

 Mike Hackett                Vice President                  None

 Peter Jones                 Vice President                  None

 Philip J. Kearns            Vice President                  None

 Ken Leder                   Vice President                  None

 Jack Lemein                 Vice President                  None

John R. McGee                Vice President                  None

                              POSITION WITH                       POSITION WITH
    NAME                      UNDERWRITER                         THE REGISTRANT


 Thomas M. Mistele          Vice President                   Secretary

 Harry G. Mumford           Vice President                   None

 Vivian J. Palmieri         Vice President                   None

 Kent P. Strazza            Vice President                   None

 Leslie M. Kratter          Secretary                       None

 John R. Kay                Assistant Vice President        Vice President

 Karen DeBellis             Assistant Treasurer             None

 Philip A. Scatena         Assistant Treasurer             None

         (c) Not Applicable (Information on unaffiliated underwriters).

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

                  The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the
                  Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Templeton Variable Annuity Company, 700 Central Avenue, St. Petersburg, Florida 33733-3080.

ITEM 31.          MANAGEMENT SERVICES

                  Not applicable.


ITEM 32.          UNDERTAKINGS

                  (a)      Not applicable.

                  (b)      Not applicable.

                  (c) Registrant undertakes to furnish to each person to whom a Prospectus is provided a copy of its latest Annual Report, upon request and without charge.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg, Florida on the 1st day of February 16, 1996.

                                   TEMPLETON VARIABLE PRODUCTS SERIES FUND



                                 By:
                                             Charles E. Johnson*
                                             President


                                *By:  /s/THOMAS M. MISTELE
                                             Thomas M. Mistele
                                             as attorney-in-fact**


           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                                TITLE                       DATE

                                         President           February 16, 1996
Charles E. Johnson*                      (Chief Executive
                                          Officer)

                                         Trustee             February 16, 1996
Hasso-G von Diergardt-Naglo*

                                         Trustee             February 16, 1996
Fred R. Millsaps*


                                         Trustee             February 16, 1996
F. Bruce Clarke*


                                         Trustee             February 16, 1996
Betty P. Krahmer*

 SIGNATURE                           TITLE                              DATE



                                      Trustee                February 16, 1996
Charles B. Johnson*


                                       Trustee               February 16, 1996
Harris J. Ashton*


                                        Trustee              February 16, 1996
S. Joseph Fortunato*


                                        Trustee             February 16, 1996
Andrew H. Hines, Jr.*


                                        Trustee             February 16, 1996
Gordon S. Macklin*


                                        Trustee             February 16, 1996
Nicholas F. Brady*


                                         Treasurer         February 16, 1996
James R. Baio*                          (Principal
                                         Financial
                                         Officer)


*By:/s/THOMAS M. MISTELE
      Thomas M. Mistele**
      as attorney-in-fact

---------------------
** POWERS OF ATTORNEY WERE PREVIOUSLY FILED WITH REGISTRATION STATEMENT NO.33-20313 AND ARE INCORPORATED BY REFERENCE OR FILED HEREWITH.



                                     - xix -